Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024
Disclosure of restricted assets [line items]
Restricted assets		$ 507,117,289		$ 429,441,011
Financial assets delivered as guarantee		347,199,993		325,051,250
Cash and Deposits [Member]
Disclosure of restricted assets [line items]
Restricted assets		604	[1]	5,157
Cash and Deposits [Member] | Fondos de Riesgo Fintech SGR and Alianza SGR [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	604		5,157
Debt securities at fair value through profit or loss and other debt securities [member]
Disclosure of restricted assets [line items]
Restricted assets		109,971,750		58,827,731
Debt securities at fair value through profit or loss and other debt securities [member] | Fondos de Riesgo Fintech SGR and Alianza SGR [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	58,174,674		52,347,711
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Treasury Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets		47,364,324
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets		1,552,393		2,651,365
Debt securities at fair value through profit or loss and other debt securities [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets		1,269,066		1,427,380
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Treasury Bonds Two [Member]
Disclosure of restricted assets [line items]
Restricted assets		123,101		26,702
Debt securities at fair value through profit or loss and other debt securities [member] | Argentine Treasury Bonds Three [Member]
Disclosure of restricted assets [line items]
Restricted assets				488,826
Debt securities at fair value through profit or loss and other debt securities [member] | Other [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,488,192		1,885,747
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets		43,559,369		43,918,121
Other Financial Assets One [member] | Fondos de Riesgo Fintech SGR and Alianza SGR [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	6,814,925		5,388,890
Other Financial Assets One [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	[2]	35,005,056		35,765,792
Other Financial Assets One [member] | Financial instruments for minimum statutory guarantee account [Member]
Disclosure of restricted assets [line items]
Restricted assets		1,738,561		1,559,235
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets				1,203,116
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets		827		1,088
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets		6,357,488		1,609,903
Loans and other financing [member] | Fondos de Riesgo Fintech SGR and Alianza SGR [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	6,357,488		1,609,903
Guarantee one [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		186,551,425		182,321,277
Guarantee two [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		98,839,122		89,866,703
Guarantee three [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee				30,291,311
Guarantee four [member]
Disclosure of restricted assets [line items]
Financial assets delivered as guarantee		61,809,446		22,571,959
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets		28,085		28,849
Other non-financial assets [member] | Fondos de Riesgo Fintech SGR and Alianza SGR [Member]
Disclosure of restricted assets [line items]
Restricted assets	[1]	$ 28,085		$ 28,849

[1]	According to Law 24467, as amended, and Fintech SGR by-laws and Alianza SGR by-laws, these entities have a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.
[2]	As of December 31, 2025 and 2024, it corresponds to contributions to the risk funds Fintech SGR, Alianza SGR and Innova SGR. In order to maintain the tax benefits related to these contributions, they must remain between two and three years from the date they were made.